Trade payables and accrued liabilities - Disclosure Of Trade Payables And Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 1,271,484	$ 852,230
Accruals	1,745,504	877,873
Total trade payables and accrued liabilities	$ 3,016,988	$ 1,730,103